OIL & NATURAL GAS PROPERTIES (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Extractive Industries [Abstract]
Evaluated Costs Subject to amortization
Unevaluated Costs	88,626,670	79,695,928	61,319,652
Total Capitalized Costs	88,626,670	79,695,928	61,319,652
Less accumulated depreciation, depletion and amortization			(15,656,182)
Total Oil and Natural Gas Properties	$ 88,626,670	$ 79,695,928	$ 45,663,470